Exhibit 99.3

Exception Grades
Run Date - 1/3/2025 2:40:07 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
221802557	3158535991	31282431	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing the tax verification documentation for this REO.	Reviewer Comment (2024-08-09): credit supplement, along with other REO docs received are sufficient

Buyer Comment (2024-08-09): Please see attached credit supplement UW used to support quarterly payments of $[Redacted]and $[Redacted]for $[Redacted]x [Redacted]= $[Redacted]/ [Redacted]= $[Redacted]+ $[Redacted]taxes + $[Redacted]HOI = $[Redacted](still in tolerance).

Reviewer Comment (2024-08-08): As per final 1003/AUS, total monthly expenses $[Redacted]. However Tax -$[Redacted]and HOI-[Redacted] monthly. Required HOA or supporting document for remaining expenses. Exception Remains.

Buyer Comment (2024-08-07): Please review Tax documentation and translation docs that was in file
																		08/09/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019087		3158535995		31644556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Final Lender Credit fee in the amount of $[redacted] disclosed on the Initial Loan Estimate dated [redacted] decreased to $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-10-15): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Buyer Comment (2024-10-14): Please see attached PCCD-refund check- LOX and tracking. Reviewer Comment (2024-09-26): SitusAMC received LOX confirming that the mistake was from lender. Cure will be required for $[redacted]. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Buyer Comment (2024-09-25): Please see attached LOX.		10/15/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019125	3158536004	31649047	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-10-14): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Buyer Comment (2024-10-11): Please review evidence of refund attached; proof of delivery

Buyer Comment (2024-10-11): Please review evidence of refund attached; letter to borrower

Buyer Comment (2024-10-11): Please review evidence of refund attached; copy of check

Reviewer Comment (2024-10-08): CHD ticket 44314 -A Corrected CD is not required as long as a detailed specific LOE to borrower is provided explaining the violation and the cure being provided in detail and redisclosing the correct information can be used in lieu of a Corrected CD. Copy of cure check for total underdisclosure and proof of mailing.

Reviewer Comment (2024-10-04): CHD ticket 44262 -
I have reviewed the finance charges and corrected appropriately and confirmed the underdisclosure at closing was $[redacted] which would be the cure refund.
Cure would include: Corrected CD, LOE to borrower, copy of the cure refund of $[redacted]  and proof of mailing.

Reviewer Comment (2024-10-02): SitusAMC received rebuttal that appraisal management fee included in total cost of appraisal and not a prepaid and that CPL title fee is non-prepaid.  However, the appraisal invoice reflects the breakdown of the Appraisal fee with $[redacted] on the appraisal fee and $[redacted] for Appraisal management fee.  AMC fee could be a finance charge depending on the purpose of the services. Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.  Please provide a lender attestation stating the services performed on the AMC portion of the fee for determination if a service fee.  Regarding the Title-CPL.  Typically this is a fee not charged in a cash-transaction as it is related the mortgage loan.  Again, SitusAMC would require a lender attestation giving the complete purpose and services of the fee to determine if a finance charge.  That state of [redacted] doesn't consider an APR, does not necessarily mean that federal level does not consider a finance charge.

Buyer Comment (2024-10-02): Do not concur-second dispute the Appraisal management fee was included in the total cost of the Appraisal $[redacted] therefore this is a non prepaid fee, the Closing Protection letter was a title company charge -non prepaid

Reviewer Comment (2024-09-23): The AMC fee is listed on the invoice and tested as a finance charge. Cure is required.

Buyer Comment (2024-09-20): Do not concur: Please re-review loan for Appraisal Management fee. The state of [redacted] the Closing Protection letter fee is considered non prepaid.
																			10/14/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019125	3158536004	31649046	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of [redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-10-14): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Buyer Comment (2024-10-11): Please review evidence of refund attached; proof of delivery

Buyer Comment (2024-10-11): Please review evidence of refund attached; letter to borrower

Buyer Comment (2024-10-11): Please review evidence of refund attached; copy of check

Reviewer Comment (2024-10-08): CHD ticket 44314 -A Corrected CD is not required as long as a detailed specific LOE to borrower is provided explaining the violation and the cure being provided in detail and redisclosing the correct information can be used in lieu of a Corrected CD. Copy of cure check for total underdisclosure and proof of mailing.

Reviewer Comment (2024-10-04): CHD ticket 44262 -
I have reviewed the finance charges and corrected appropriately and confirmed the underdisclosure at closing was $[redacted]  which would be the cure refund.
Cure would include: Corrected CD, LOE to borrower, copy of the cure refund of $[redacted]  and proof of mailing.

Reviewer Comment (2024-10-02): SitusAMC received rebuttal that appraisal management fee included in total cost of appraisal and not a prepaid and that CPL title fee is non-prepaid.  However, the appraisal invoice reflects the breakdown of the Appraisal fee with $[redacted] on the appraisal fee and $[redacted] for Appraisal management fee.  AMC fee could be a finance charge depending on the purpose of the services. Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable.  Please provide a lender attestation stating the services performed on the AMC portion of the fee for determination if a service fee.  Regarding the Title-CPL.  Typically this is a fee not charged in a cash-transaction as it is related the mortgage loan.  Again, SitusAMC would require a lender attestation giving the complete purpose and services of the fee to determine if a finance charge.  That state of [redacted] doesn't consider an APR, does not necessarily mean that federal level does not consider a finance charge.

Buyer Comment (2024-10-02): Do not concur-second dispute the Appraisal management fee was included in the total cost of the Appraisal $[redacted] therefore this is a non prepaid fee, the Closing Protection letter was a title company charge -non prepaid

Reviewer Comment (2024-09-23): The AMC fee is listed on the invoice and tested as a finance charge. Cure is required.

Buyer Comment (2024-09-20): Do not concur: Please re-review loan for the Appraisal Management fee, CD does not indicate this fee charged to borrower. The state of [redacted] the Closing Protection letter fee is considered non prepaid .Loan is within threshold tolerance.
																			10/14/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158536014		31656738			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing most recent K-1.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158536014		31656760			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158536014		31656742			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	K-1 [redacted] missing in the file				Reviewer Comment (2024-09-17): K-1 received Buyer Comment (2024-09-17): Please review K-1 [redacted] located in file	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158536014		31656698			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183	3158536014	31644456	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Reviewer Comment (2024-10-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2024-10-24): Please review evidence of refund attached, CD, copy of check, ltr, proof of delivery

Reviewer Comment (2024-09-18): SituisAMC received rebuttal that Title-CPL and the related lender title insurance fee are not finance charges.  However, a Closing Protection Letter  fees $[redacted] & $[redacted] are a type of insurance/protection for the lender that is not a component of, or related to, title examination, abstract of title, title insurance, property survey and similar purposes, nor document preparation.  The CPL would not be considered a 4(c)(7) type of fee that would be excluded from finance charges.  Additionally the Title-Title Services and Lender's for $[redacted] has a description that this is a service and not able to determine this is Lender title insurance related.  Cure for underdisclosure of $[redacted] has been calculated.  Lender can provide a Lender Attestation that gives the specific purposes and services for the fees for SAMC review to determine if a finance charge, or cure with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure and proof of mailing.

Buyer Comment (2024-09-17): Do Not Concur -when the ($[redacted]) CPL was not required by the lender (disclosed in category C/Title) but is required under state law then the charge may be excluded from the prepaid finance charge.  Legal has confirmed  for [redacted] the CPL can be excluded as a prepaid without any additional documentation from the correspondent.
																			10/25/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183	3158536014	31644455	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted].	Reviewer Comment (2024-10-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2024-10-24): Please review evidence of refund attached, CD, copy of check, ltr, proof of delivery

Reviewer Comment (2024-10-18): SitusAMC received email stating Title-Title Services and lender's is an all-inclusive onetime fee, technically not a closing fee but cannot break it down.  Unfortunately, we are unable to make a determination as the the specific purpose & service(s) that this fee relates to and if the service(s) provided are services that exclude as a 4c7 fee per regulations. Official interpretation of 4(c)(7) Real-Estate Related Fees (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge. Please provide additional certification giving the purpose/services that were provided for the fee.  As previously noted the Title-CPL fees are still included in the finance charge calculation.

Buyer Comment (2024-10-17): Please review LOX from Title confirming [redacted]  is title related and not part of a closing fee -  Title Insurance fees are considered  Non-APR

Reviewer Comment (2024-09-18): SituisAMC received rebuttal that Title-CPL and the related lender title insurance fee are not finance charges.  However, a Closing Protection Letter  fees $[redacted] & $[redacted] are a type of insurance/protection for the lender that is not a component of, or related to, title examination, abstract of title, title insurance, property survey and similar purposes, nor document preparation.  The CPL would not be considered a 4(c)(7) type of fee that would be excluded from finance charges.  Additionally the Title-Title Services and Lender's for $[redacted] has a description that this is a service and not able to determine this is Lender title insurance related.  Cure for underdisclosure of $[redacted] has been calculated.  Lender can provide a Lender Attestation that gives the specific purposes and services for the fees for SAMC review to determine if a finance charge, or cure with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure and proof of mailing.

Buyer Comment (2024-09-17): Do Not Concur - please review page 4 of Mavent - fee clarified as related to Lenders Title Insurance, Non-APR
																			10/25/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158536014		31644454			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing most recent K-1 , resulting in a loan designation discrepancy.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	B	A	C	A	B	A	C	A	B	A		IN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158536014		31644426			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed due to the HOA fee, it was not disclosed on the closing disclosure to the borrower but it reflects on the appraisal				Reviewer Comment (2024-09-29): SitusAMC Received Corrected PCCD and LOE. Buyer Comment (2024-09-27): . Buyer Comment (2024-09-27): Concur - please review PCCD and LOX		09/29/2024		2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019183		3158536014		31644425			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Waterfall finding due to the missing most recent K-1				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158536014		31644424			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Waterfall finding due to the missing most recent K-1.				Reviewer Comment (2024-09-17): K-1 received	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019183		3158536014		31644423			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-17): borrower acknowledgement received Buyer Comment (2024-09-17): Do Not Concur - please review borrower ack.	09/17/2024			1	B	A	B	A	B	A	B	A	B	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019201		3158536015		31696415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was increased and although there is a Change of Circumstance form in file it does not provide a valid reason for the increase and there is no evidence of a tolerance cure.				Reviewer Comment (2024-10-30): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Buyer Comment (2024-10-29): Please review evidence of refund attached: PCCD, ltr, check and proof of delivery		10/30/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019242		3158536220		31626718			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan estimate was issued on [Redacted] which was more than [Redacted] business day after the application date of [Redacted]				Reviewer Comment (2024-09-11): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-09-11): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019242		3158536220		31626720			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019242		3158536220		31627941			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for Prod/program restrictions related to the documentation of rental payments and asset documentation related to the documentation of large deposits from exercising RSU rights.. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-11): Universal Product Exception Form in file, exception approved with comp factors.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222144972		3158536010		31804799			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-11-01): SitusAMC received corrected PCCD and LOE moving the no-lender required fee from section C to H. Buyer Comment (2024-11-01): Please see attached LOE. Reviewer Comment (2024-10-29): SitusAMC received PCCD. Missing LOE to borrower. Buyer Comment (2024-10-28): Please review attached Post CD confirming fee not a requirement, shown in Category H.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222144972	3158536010	31845321	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for employment contract continuance. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-07): Universal Product Exception Form in file, exception approved with comp factors.			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222144986	3158536013	31850696	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold.	Reviewer Comment (2024-11-15): Upon further review finance charge was correctly disclosed to consumer

Buyer Comment (2024-11-14): Please review Attestation from Lender regarding the Non -APR fee attached

Reviewer Comment (2024-11-08): SitusAMC received email stating tax cert fee is not same as tax map verification.  As previously noted, this did not clarify if this is a one time fee or a life of loan fee for determination if a finance charge.  Please provide lender attestation clarifying if a title-tax map fee is a one time fee at closing.

Buyer Comment (2024-11-07): Please review letter of explanation attached from Lender to clear the TILA fail-fee is one in the same as Block Lot Fee

Reviewer Comment (2024-10-31): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-10-31): If there is a separate Tax Service Life Of Loan fee on HUD/CD, then a Tax Cert fee will be tested as 4c7. Conversely, if there is no separate Tax Service LOL, then a Tax Cert fee will be tested as a finance charge fee. While we acknowledge that a one-time up front tax determination used in the decisions to extend credit would be excluded from finance charge under 1026.4(c)(7), any portion of a charge for life of loan tax service is considered a finance charge.  Without documentation evidencing which portion is for life of loan vs. one time upfront, the entire amount is included in finance charges for testing purposes pursuant to Comment 19 (4)(c)(7)-3 which provides: For example, a fee for one or more determinations during the loan term of the current tax-lien status or flood-insurance requirements is a finance charge, regardless of whether the fee is imposed at closing, or when the service is performed. If a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to the initial decision to grant credit, the entire fee may be treated as a finance charge.

Buyer Comment (2024-10-30): Please provide clarity on the one time fee versus life of loan fee request.

Reviewer Comment (2024-10-30): SitusAMC received email stating tax map verification is a title charge on all properties per tax lot.  However, this did not clarify if this is a one time fee or a life of loan fee for determination if a finance charge.  Please provide lender attestation clarifying.

Buyer Comment (2024-10-30): Please review Lender's explanation attached confirming Tax Map Verification is a non prepaid, please exclude- loan is within threshold

Reviewer Comment (2024-10-16): SitusAMC received rebuttal regarding title-tax map verification.  In order to determine this is not a finance charge, please provide additional information on if this fee is one time to confirm tax records or if a life of loan fee.

Buyer Comment (2024-10-15): Do not concur- The Tax Map Verification is a title related fee to confirm the  Tax ID/Parcel ID on the Assessment roll and Tax bill this is non APR for recording deeds, mortgages etc. with the county clerk, the pass results [redacted] Regulatory test is attached also confirms this is not included in the prepaid fees.
																		11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222144986	3158536013	31850784	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted].	Reviewer Comment (2024-11-15): Upon further review amount financed was correctly disclosed to consumer

Buyer Comment (2024-11-14): Please review Attestation from Lender regarding the Non -APR fee attached

Reviewer Comment (2024-11-08): SitusAMC received email stating tax cert fee is not same as tax map verification.  As previously noted, this did not clarify if this is a one time fee or a life of loan fee for determination if a finance charge.  Please provide lender attestation clarifying if a title-tax map fee is a one time fee at closing.

Buyer Comment (2024-11-07): Please review letter of explanation attached from Lender -fee is one in the same as Block Lot Fee

Reviewer Comment (2024-10-31): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-10-30): SitusAMC received email stating tax map verification is a title charge on all properties per tax lot.  However, this did not clarify if this is a one time fee or a life of loan fee for determination if a finance charge.  Please provide lender attestation clarifying.

Buyer Comment (2024-10-30): Please review Lender's explanation attached confirming Tax Map Verification is a non prepaid, please exclude loan is within threshold

Reviewer Comment (2024-10-16): SitusAMC received rebuttal regarding title-tax map verification.  In order to determine this is not a finance charge, please provide additional information on if this fee is one time to confirm tax records or if a life of loan fee.

Buyer Comment (2024-10-15): Do not concur- The Tax Map Verification is a title related fee to confirm the  Tax ID/Parcel ID on the Assessment roll and Tax bill this is non APR for recording deeds, mortgages etc. with the county clerk, the pass results [redacted] Regulatory test is attached also confirms this is not included in the prepaid fees
																		11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31810785			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP did not provide a score due to the property type of Co-op, which does not meet securitization requirements.				Reviewer Comment (2024-10-07): CDA received	10/07/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Refinance - Rate/Term		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145100		3158536227		31849791			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for NY Assigning Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing		10/08/2024		1		A		A		A		A		A		NY	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31849790			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing		10/08/2024		1		A		A		A		A		A		NY	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31814944			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for NY Assigning Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	NY Assigning Fee Fee was last disclosed as $[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for the fee and the cure provided at closing was not sufficient to cure all tolerance issues.				Reviewer Comment (2024-10-08): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-10-07): Do not concur. A cure was provided at closing for $[Redacted], which included $[Redacted] specifically for the [Redacted] Assigned Fee	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100	3158536227	31814890	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG declined due to Insufficient [Redacted] and outstanding [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-04): Universal Product Exception Form in file, exception approved with comp factors.			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Rate/Term		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145100	3158536227	31814885	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception for the loan amount being a conforming loan amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-04): Universal Product Exception Form in file, exception approved with comp factors.			10/04/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Refinance - Rate/Term		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145100		3158536227		31810845			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2024-10-08): Exception was cured at closing.		10/08/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31810844			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2024-10-08): Exception was cured at closing. Buyer Comment (2024-10-07): Do not concur. [Redacted] Assigning Fee of $[Redacted] was included in calculations. This fee was already cured at closing		10/08/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31810841			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid COC for this fee and the cure provided at closing was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-10-08): [Redacted] received COC for adding transfer tax due to change in vesting. Removed spouse from titte. Buyer Comment (2024-10-07): Do not concur - Vesting Change occurred [Redacted] and has a corresponding CIC. Transfer Taxes were added due to vesting change with [Redacted] CIC and disclosed on subsequent CD V2 dated [Redacted] which is within [Redacted] days of CIC.	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145100		3158536227		31810838			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee was exceeded by $[Redacted] due to increase of recording fee. No valid Change of Circumstance provided and the cure provided at closing was not sufficient to cure all tolerance issues.				Reviewer Comment (2024-10-08): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-10-07): Do not concur. A cure was provided at closing for $[Redacted], which included the $[Redacted] over tolerance amount from the allotted $[Redacted] total	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145112		3158536246		31812255			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted] , which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-10-07): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-10-07): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. Please use correct app date. Document on time	10/07/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145112		3158536246		31812260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-10-07): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-10-07): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	10/07/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145112		3158536246		31812267			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		No preliminary or title commitment located in file.				Reviewer Comment (2024-10-21): Final title policy received Buyer Comment (2024-10-21): Final Title Policy received post close	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145112	3158536246	31815353	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception(s) of Income Calculation-Salaried/the income calculation to use the projected target bonus of $[Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-07): Universal Product Exception Form in file, exception approved with comp factors.			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145130		3158536307		31816810			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file is missing the copy of Facta Disclosure.				Reviewer Comment (2024-10-09): FACTA disclosure received for each borrower Buyer Comment (2024-10-09): Borrower 2 FACTA is attached Buyer Comment (2024-10-09): Borrower 1 FACTA is attached	10/09/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145130		3158536307		31816811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. No cure was provided to the borrower and no valid COC was located in file for this fee change.				Reviewer Comment (2024-10-11): [Redacted] received valid COC documents Buyer Comment (2024-10-09): Do not Concur. Valid CIC product change occurred on [Redacted]. Premium pricing changed to loan discount points and disclosed timely on LEv4 on [Redacted]	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145130		3158536307		31816813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The loan discount point was not previously disclosed to the borrower on the initial loan estimate, but it increased on the final CD to $[Redacted]. No cure was provided to the borrower and no valid COC was located in file for this fee change.				Reviewer Comment (2024-10-11): [Redacted] received valid COC documents Buyer Comment (2024-10-09): Do not Concur. CIC not required for decrease in loan discount points. Even though valid changes occurred for change in lock, loan interest rate. Invalid exception	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222145130	3158536307	31816873	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Referrals. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-07): Universal Product Exception Form in file, exception approved with comp factors.			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145130	3158536307	31816880	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-07): Universal Product Exception Form in file, exception approved with comp factors.			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No